Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations [member]
Statement [line items]
Inventories write-down	$ 9	$ 9	$ 12